Capital Standards (Tables)	12 Months Ended
Dec. 31, 2012
Capital Standards [Abstract]
Capital ratios and minimum capital adequacy requirement of the company and bank
The Federal Reserve Board and the Federal Deposit Insurance Corporation have adopted risk-based capital standards for banking organizations.  These standards require ratios of capital to assets for minimum capital adequacy and to be classified as well capitalized under prompt corrective action provisions.  The capital ratios and minimum capital adequacy requirements of the Company and the Bank are as follows:

	Company		Bank		To be well	Minimum
	Actual		Actual		capitalized	adequacy
(in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

December 31, 2012
Total risk-based capital	$76,924	35.4%	$73,022	34.0%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$76,081	35.0%	$72,242	33.7%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$76,081	17.1%	$72,242	16.4%	5.0%	4.0%
(to average fourth quarter assets)

December 31, 2011
Total risk-based capital	$75,629	35.0%	$71,740	33.6%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$74,938	34.6%	$71,068	33.3%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$74,938	17.9%	$71,068	17.1%	5.0%	4.0%
(to average fourth quarter assets)

December 31, 2010
Total risk-based capital	$74,449	33.6%	$70,181	32.1%	10.0%	8.0%
(to risk weighted assets)
Tier 1 capital	$73,176	33.0%	$69,198	31.7%	6.0%	4.0%
(to risk-weighted assets)
Tier 1 capital	$73,176	17.5%	$69,198	16.9%	5.0%	4.0%
(to average fourth quarter assets)